United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Quarter ended 8/31/13

Item 1. Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
August 31, 2013 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—50.0%
		Consumer Discretionary—9.4%
11,866	[1]	AMC Networks, Inc.	$735,455
8,500		American Eagle Outfitters, Inc.	122,995
5,600		Bridgestone Corp.	182,587
7,800		CBS Corp., Class B	398,580
25,900		Comcast Corp., Class A	1,090,131
6,789		Compagnie Financiere Richemont SA, Class A	643,357
3,528		Continental Ag	532,602
2,926		D. R. Horton, Inc.	52,229
22,000		Daihatsu Motor Co. Ltd.	410,171
346		Delphi Automotive PLC	19,037
3,800	[1]	Dollar Tree, Inc.	200,260
5,969		Dollarama, Inc.	421,338
540		Expedia, Inc.	25,250
11,765		Flight Centre Ltd.	488,938
104,900		Ford Motor Co.	1,698,331
69,000		Fuji Heavy Industries	1,655,003
6,500		Gannett Co., Inc.	156,585
1,200		Gap (The), Inc.	48,528
3,500	[1]	General Motors Co.	119,280
42,600	[1]	Goodyear Tire & Rubber Co.	857,112
2,900		Hanesbrands, Inc.	172,492
800		Harman International Industries, Inc.	51,216
34,700		Home Depot, Inc.	2,584,803
203,986		ITV PLC	520,329
38,000		Isuzu Motors Ltd.	229,536
500		Johnson Controls, Inc.	20,265
12,400	[1]	Lamar Advertising Co.	521,668
1,110	[1]	Liberty Global PLC-A	86,225
6,431	[1]	Liberty Media Corp.	877,703
2	[1]	Liberty Ventures, Series A	171
14,814	[1]	Lions Gate Entertainment Corp.	518,638
7,228		Luxottica Group S.p.A	376,554
2,400		Macy's, Inc.	106,632
6,929		Magna International, Inc.	532,585
19,172	[1]	Michael Kors Holdings Ltd.	1,420,453
13,000	[1]	Mohawk Industries, Inc.	1,527,370
900	[1]	NVR, Inc.	770,229
5,200		Newell Rubbermaid, Inc.	131,560
6,041		Next PLC	458,164
4,557		Nokian Renkaat Oyj	212,905
14,183		Persimmon PLC	241,554
5,300		PetSmart, Inc.	373,279
2,500		Pulte Group, Inc.	38,475
41,591		Reed Elsevier PLC	510,150
9,600		Ross Stores, Inc.	645,696

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
13,000		Sekisui House Ltd.	$156,531
69,500	[1]	Sirius XM Radio, Inc.	248,810
132	[1]	Starz, Series A	3,295
14,600		Sumitomo Rubber Industries, Ltd.	204,063
1,625		Swatch Group AG, Class B	934,289
50,500		TJX Cos., Inc.	2,662,360
24,000		Target Corp.	1,519,440
516	[1]	Tesla Motors, Inc.	87,204
36		Thor Industries, Inc.	1,844
9,144		Time Warner Cable, Inc.	981,608
10,500		Time Warner, Inc.	635,565
3,900		Toyoda Gosei Co., Ltd.	93,758
2,500		Toyota Motor Corp.	151,023
83,977		Tui Travel PLC	448,199
3,700		Tupperware Brands Corp.	298,849
6,000		Twenty-First Century Fox, Inc.	187,980
3,530		USS Co. Ltd.	440,400
1,159		Volkswagen AG	257,642
33,900		Walt Disney Co.	2,062,137
6,600		Whirlpool Corp.	849,090
10,202		Whitbread PLC	486,949
22,700		Wynn Macau Ltd.	68,746
		TOTAL	35,566,203
		Consumer Staples—3.6%
6,400		Altria Group, Inc.	216,832
5,207		Beiersdorf AG	448,669
31,200		CVS Corp.	1,811,160
4,540		Coca-Cola Enterprises, Inc.	169,796
19,394		Hillshire Brands Co.	626,620
48,100		Japan Tobacco, Inc.	1,621,293
30,596		Koninklijke Ahold NV	487,720
2,249		Kraft Foods Group, Inc.	116,431
68,141		Mondelez International, Inc.	2,089,885
4,804		Nestle SA	314,809
30,000		Nippon Meat Packers	419,310
6,315		PepsiCo, Inc.	503,495
14,850		Philip Morris International, Inc.	1,239,084
85,560		Sainsbury (J) PLC	509,950
5,296		The Coca-Cola Co.	202,201
28,300		Tyson Foods, Inc., Class A	819,285
34,300		Whole Foods Market, Inc.	1,809,325
31,147		William Morrison Supermarkets	140,075
		TOTAL	13,545,940
		Energy—4.2%
1,697		Aker Solutions ASA	25,727
30,092		Amec PLC	484,523
20,500		Anadarko Petroleum Corp.	1,874,110
91,169		BG Group PLC	1,733,563
5,279		BP PLC	36,406

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
7,528		Caltex Australia	$126,420
13,100		Chevron Corp.	1,577,633
11,788		ConocoPhillips	781,544
105		Delek Group Ltd.	29,157
719		ENI S.p.A	16,330
21,200		Exxon Mobil Corp.	1,847,792
1,747		Fugro NV	107,280
31,600		Halliburton Co.	1,516,800
2,300		Helmerich & Payne, Inc.	144,992
10,900		Husky Energy, Inc.	308,176
3,900		Idemitsu Kosan Co. Ltd.	324,131
12,300		Marathon Oil Corp.	423,489
676		Marathon Petroleum Corp.	49,017
1,400		Murphy Oil Corp.	94,388
1,600		Noble Energy, Inc.	98,288
538		OMV AG	24,830
16,680		Occidental Petroleum Corp.	1,471,343
3,700		Oceaneering International, Inc.	287,046
2,426		Phillips 66	138,525
24,444		Royal Dutch Shell PLC, Class B	822,630
4,100		Schlumberger Ltd.	331,854
483		SeaDrill Ltd.	22,243
18,700		Suncor Energy, Inc.	630,257
477		Tenaris SA	10,556
46,000		TonenGeneral Sekiyu KK	416,677
2,557		Total SA	141,486
2,700		Valero Energy Corp.	95,931
		TOTAL	15,993,144
		Financials—11.0%
5,496		AGEAS	216,316
20,055		AXA	436,504
86,213		Aberdeen Asset Management PLC	470,189
10,400		Aflac, Inc.	601,016
3,705		Allianz SE	530,744
37,200		Allstate Corp.	1,782,624
3,735		American Tower Corp.	259,545
5,100		Ameriprise Financial, Inc.	439,365
31,000		Aozora Bank Ltd.	88,949
7,563		Aspen Insurance Holdings Ltd.	269,016
11,713		Australia & New Zealand Banking Group, Melbourne	307,428
9,700		Axis Capital Holdings Ltd.	417,003
5,196		BNP Paribas SA	324,627
125,500		BOC Hong Kong (Holdings) Ltd.	394,241
83,252		Banco Santander, S.A.	586,997
2,727		Bank Hapoalim Ltd.	12,620
56,860	[1]	Bank Leumi Le-Israel	186,020
25,200		Bank of America Corp.	355,824
1,415		Bank of Nova Scotia	78,589
5,747	[1]	Berkshire Hathaway, Inc., Class B	639,181

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
13,900		CBOE Holdings, Inc.	$637,871
16,572	[1]	CIT Group, Inc.	793,302
4,767		CNP Assurances	84,246
7,900		Canadian Imperial Bank of Commerce	616,970
38,000		Capitacommercial Trust	39,928
29,700		Citigroup, Inc.	1,435,401
67,140		Credit Suisse Group AG	1,930,764
21,461		DDR Corp.	333,075
1,000		Daito Trust Construction Co.	91,255
24,000		Daiwa House Industry Co. Ltd.	430,017
36,800		Discover Financial Services	1,738,800
2,056		Erste Group Bank AG	65,850
4,200		Everest Re Group Ltd.	575,190
7,000		Extra Space Storage, Inc.	288,610
2,700		Fifth Third Bancorp	49,383
81,000		Fukuoka Financial Group, Inc.	344,372
900		Goldman Sachs Group, Inc.	136,917
1,300		Great-West Lifeco, Inc.	36,718
27,603		HSBC Holdings PLC	289,104
5,562		Hannover Rueck SE	388,014
32,459		Hargreaves Lansdown PLC	502,263
13,400		Hartford Financial Services Group, Inc.	396,640
3,500		Home Properties, Inc.	201,950
137,135	[1]	ING Groep N.V.	1,493,137
4,859		Industrivarden AB, Class A	89,227
84,025		Insurance Australia Group Ltd.	433,518
17,000		Investor AB, Class B	489,939
54,500		J.P. Morgan Chase & Co.	2,753,885
99		Japan Retail Fund Investment Corp.	181,761
185,023		Legal & General Group PLC	535,612
43,491		Lend Lease Corp. Ltd.	368,219
6,300		Lincoln National Corp.	264,852
68,234		Link REIT	312,306
8,900		MetLife, Inc.	411,091
118,500		Mizuho Financial Group, Inc.	240,818
2,959		Muenchener Rueckversicherungs-Gesellschaft AG - REG	539,211
94,729		Natixis	407,205
35,150		Orix Corp.	479,376
862		Partners Group Holding AG	220,752
11,658		Pebblebrook Hotel Trust	298,445
4,433		Pohjola Bank PLC, Class A	71,977
100		Post Properties, Inc.	4,523
4,000		ProLogis, Inc.	140,960
2,100		Prudential Financial	157,248
402		Raiffeisen Bank International AG	13,785
5,006		Reinsurance Group of America, Inc.	324,439
5,300		RenaissanceRe Holdings Ltd.	463,220
12,500		Royal Bank of Canada, Montreal	770,198
3,133	[1]	Royal Bank of Scotland PLC, Edinburgh	16,149

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
7,400		SEI Investments Co.	$220,224
1,800		SL Green Realty Corp.	156,942
18,200		SLM Holding Corp.	436,618
13,104		Schroders PLC	469,707
1,284		Scor Regroupe	40,147
1,300		Simon Property Group, Inc.	189,319
34,000		Sino Land Co.	45,305
34,318		Standard Life PLC	175,981
44,900	[1]	Strategic Hotels & Resorts, Inc.	364,139
11,600		Sumitomo Mitsui Financial Group, Inc.	513,382
31,000		Sunstone Hotel Investors, Inc.	372,930
4,300		SunTrust Banks, Inc.	137,686
87,400		Synovus Financial Corp.	278,806
28,600		TCF Financial Corp.	401,830
59,174		The Carlyle Group LP	1,549,175
800		Tokio Marine Holdings, Inc.	24,522
45,000		United Overseas Land Ltd.	224,259
14,330		Validus Holdings Ltd.	495,961
10,700		Waddell & Reed Financial, Inc., Class A	509,534
94,100		Wells Fargo & Co.	3,865,628
		TOTAL	41,757,386
		Health Care—5.4%
4,873		Amgen, Inc.	530,865
4,890	[1]	Actelion Ltd.	332,412
13,500		AmerisourceBergen Corp.	768,420
9,500		Astellas Pharma, Inc.	483,612
13,751		AstraZeneca PLC	676,371
961		Bayer AG	106,715
4,500	[1]	Bio Rad Laboratories, Inc., Class A	513,045
700	[1]	Biogen Idec, Inc.	149,114
2,100		Bristol-Myers Squibb Co.	87,549
9,361		CSL Ltd.	566,293
5,528		Celesio AG	115,228
400	[1]	Celgene Corp.	55,992
3,600	[1]	Charles River Laboratories International, Inc.	165,780
6,721		Cochlear Ltd.	341,997
1,100		Coloplast, Class B	59,724
3,400	[1]	Community Health Systems, Inc.	133,484
15,237	[1]	Express Scripts Holding Co.	973,339
18,000	[1]	Forest Laboratories, Inc., Class A	765,540
789,400	[1]	Genomma Lab Internacional SA	1,710,436
36,500	[1]	Gilead Sciences, Inc.	2,199,855
4,500	[1]	Health Management Association, Class A	57,870
17,200		Lilly (Eli) & Co.	884,080
7,108		McKesson Corp.	862,982
2,800		Merck & Co., Inc.	132,412
1,752		Novartis AG - REG	127,759
1,875		Novo Nordisk A/S, Class B	313,208
799		Orion Oyj	18,512

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
87,722		Pfizer, Inc.	$2,474,638
3,827		Ramsay Health Care Ltd.	126,781
2,800	[1]	Regeneron Pharmaceuticals, Inc.	678,468
7,300		ResMed, Inc.	344,852
4,434		Roche Holding AG-GENUSSCHEIN	1,106,058
112		Sanofi	10,760
38,500		Sanofi ADR	1,839,530
11,400		Takeda Pharmaceutical Co., Ltd.	516,350
1,100	[1]	Tenet Healthcare Corp.	42,955
		TOTAL	20,272,986
		Industrials—5.4%
55		3M Co.	6,247
3		A P Moller-Maersk A/S	25,472
1,582		ACS Actividades de Constuccion y Servicios, S.A.	44,553
1,500	[1]	AMERCO	245,400
16,891		Adecco SA	1,061,796
7,200	[1]	Aecom Technology Corp.	209,736
51,073		Aurizon Hldgs. Ltd.	205,619
81,554		BAE Systems PLC	549,898
5,000		Boeing Co.	519,600
74,400		Bombardier, Inc., Class B	338,342
8,263		Bouygues SA	258,147
1,800		CP Railway Ltd.	211,683
1,895		Canadian National Railway, Co.	177,716
5,000		Chicago Bridge & Iron Co., N.V.	299,150
200	[1]	Copart, Inc.	6,354
4,100		DSV, De Sammensluttede Vognmad AS	107,582
25,400		Danaher Corp.	1,664,208
5,764		Deutsche Lufthansa AG	102,902
15,263		Deutsche Post AG	440,922
1,900		Dover Corp.	161,595
3,500		Emerson Electric Co.	211,295
15,800		FedEx Corp.	1,696,288
55,700		Fortune Brands Home & Security, Inc.	2,051,988
2,700		General Dynamics Corp.	224,775
33,035		General Electric Co.	764,430
28,516		Grupo Ferrovial, S.A.	472,444
1,900		Honeywell International, Inc.	151,183
2,598		Huntington Ingalls Industries, Inc.	164,505
600	[1]	IHS, Inc., Class A	64,290
11,234		ITT Corp.	369,037
3,300		Ingersoll-Rand PLC	195,162
21,000		Itochu Corp.	236,594
608		Kone Corp. OYJ, Class B	49,669
3,300		L-3 Communications Holdings, Inc.	298,089
4,800		LIXIL Group Corp.	96,459
5,100		Lennox International, Inc.	350,115
1,000		Lincoln Electric Holdings	62,530
3,300		Lockheed Martin Corp.	403,986

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
21,264	[1]	MRC Global, Inc.	$558,180
40,000		Marubeni Corp.	289,686
15,100		Masco Corp.	285,692
9,126		Nielsen Holdings N.V.	314,847
9,500		Northrop Grumman Corp.	876,565
7,100	[1]	OshKosh Truck Corp.	318,932
10,235		Randstad Holdings N.V.	474,515
4,100		Raytheon Co.	309,181
1,779		Smith (A.O.) Corp.	74,807
3,104		Societe BIC SA	356,734
984	[1]	The ADT Corp.	39,193
12,400		Toro Co.	654,844
500		Toyota Tsusho Corp.	11,444
6,600		Union Pacific Corp.	1,013,364
2,600	[1]	Verisk Analytics, Inc.	161,668
		TOTAL	20,239,413
		Information Technology—5.8%
15,604		ARM Holdings PLC	210,173
625		ASML Holding N.V.	54,774
10,700	[1]	Alliance Data Systems Corp.	2,093,990
4,453		Apple, Inc.	2,168,834
106,100		Applied Materials, Inc.	1,592,561
10,300	[1]	BMC Software, Inc.	473,800
1,600	[1]	Blackberry Ltd.	16,163
11,243	[1]	Brocade Communications Systems, Inc.	83,198
74,300		Cisco Systems, Inc.	1,731,933
4,100		Computer Sciences Corp.	205,615
2,295	[1]	CoreLogic, Inc.	58,981
400		Dell, Inc.	5,508
1,708	[1]	Electronic Arts, Inc.	45,501
2,800	[1]	Google, Inc.	2,371,320
7,900		Hewlett-Packard Co.	176,486
5,192		International Business Machines Corp.	946,346
6,100		LSI Logic Corp.	45,201
1,700		Mastercard, Inc., Class A	1,030,336
40,518		Microsoft Corp.	1,353,301
9,500	[1]	Neustar, Inc., Class A	480,130
64,620		Oracle Corp.	2,058,793
2,900		Otsuka Corp.	348,598
26,700		Qualcomm, Inc.	1,769,676
17,180		Symantec Corp.	439,980
5,602		United Internet AG	193,670
4,900	[1]	VMware, Inc., Class A	412,335
13,400	[1]	Verisign, Inc.	643,066
1,600		Visa, Inc., Class A	279,072
9,000		Western Digital Corp.	558,000
32	[1]	Workday, Inc.	2,321
		TOTAL	21,849,662

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—2.4%
23,498		Admiral Group PLC	$459,191
4,400		Agrium, Inc.	376,379
23,868		Boliden AB	348,439
1,700		CF Industries Holdings, Inc.	323,578
4,700		Cytec Industries, Inc.	351,466
5,600		Dow Chemical Co.	209,440
796		EMS-Chemie Holdings Ag	254,725
25,300		Eagle Materials, Inc.	1,623,248
1,000		FMC Corp.	66,610
153,014		Fortescue Metals Group Ltd.	584,723
13,343		Fresnillo PLC	269,430
1,895		Imerys SA	123,353
3,100		International Paper Co.	146,351
2,656,155	[1]	Kenmare Resources PLC	1,086,689
351		Koninklijke DSM NV	25,863
9,638		LyondellBasell Industries NV, Class A	676,106
4,600		Monsanto Co.	450,294
5,400		Nitto Denko Corp.	285,734
4,200		PPG Industries, Inc.	656,082
12,200		Packaging Corp. of America	647,088
149		Randgold Resources Ltd.	11,669
600		Sherwin-Williams Co.	103,440
500		Valspar Corp.	31,080
200		Westlake Chemical Corp.	20,236
453		Yara International ASA	17,882
		TOTAL	9,149,096
		Telecommunication Services—1.2%
12,283		Belgacom	293,832
338,095		HKT Trust and HKT Ltd.	317,314
3,200		KDDI Corp.	152,184
5,575		Millicom International Cellular S.A.	452,918
10,100		Nippon Telegraph and Telephone Corp.	514,077
50,677		Orange SA	512,844
53,000		PCCW Ltd.	23,981
129,000		StarHub Ltd.	421,309
5,200		Tele2 AB, Class B	65,360
13,225		Telenor ASA	274,666
30,100		Verizon Communications	1,426,138
19,793		Vodafone Group PLC	63,793
		TOTAL	4,518,416
		Utilities—1.6%
41,700		AES Corp.	530,007
8,000		American Electric Power Co., Inc.	342,400
43,000		CMS Energy Corp.	1,140,790
7,400		Chubu Electric Power Co., Inc.	92,041
17,143		Electricite De France	480,770
8,402		Enagas SA	190,564
24,280		GDF Suez	526,270
15,000		Hong Kong Electric Holdings Ltd.	128,918

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
18,289		NV Energy, Inc.	$428,877
4,300		National Fuel Gas Co.	280,704
18,500		OGE Energy Corp.	651,385
1,300		Pinnacle West Capital Corp.	70,551
33,489		Suez Environnement SA	498,902
113,916		Terna S.p.A	485,853
5,200		UGI Corp.	203,840
		TOTAL	6,051,872
		TOTAL COMMON STOCKS (IDENTIFIED COST $161,058,997)	188,944,118
		ASSET-BACKED SECURITY—0.0%
$100,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 01/15/2019 (IDENTIFIED COST $99,988)	96,981
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	817,974
500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	494,021
265,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	268,416
400,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045	349,095
200,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	201,765
275,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	281,292
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.451%, 2/12/2051	113,467
100,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.297%, 12/12/2049	112,346
700,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	685,784
841	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.00%, 1/28/2027	755
475,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	475,547
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	51,041
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,922,662)	3,851,503
		CORPORATE BONDS—1.9%
		Basic Industry - Chemicals—0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	56,161
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,032
		TOTAL	73,193
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	106,550
250,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	249,750
150,000	[2,3]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 4.100%, 05/01/2023	131,812
		TOTAL	488,112
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	36,916
150,000	[1,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		TOTAL	36,916
		Capital Goods - Aerospace & Defense—0.0%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	53,519
		Capital Goods - Diversified Manufacturing—0.1%
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	115,427
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, Series 144A, 2/15/2067	80,325
		TOTAL	195,752
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	123,688

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Environmental—continued
$25,000		Waste Management, Inc., 7.375%, 03/11/2019	$30,012
		TOTAL	153,700
		Communications - Media & Cable—0.0%
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	23,367
		Communications - Media Noncable—0.0%
100,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	97,438
		Communications - Telecom Wireless—0.0%
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	95,976
		Communications - Telecom Wirelines—0.0%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	15,675
		Consumer Cyclical - Automotive—0.1%
2,300,000		BMW Finance N.V., Series EMTN, 3.500%, 07/17/2015	383,343
50,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	52,433
		TOTAL	435,776
		Consumer Cyclical - Retailers—0.1%
150,292	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	158,829
		Consumer Non-Cyclical - Food/Beverage—0.0%
90,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	93,380
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,296
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	31,496
		Energy - Independent—0.1%
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	100,000
80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	84,520
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	26,679
		TOTAL	211,199
		Energy - Integrated—0.0%
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	99,827
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,611
		TOTAL	143,438
		Energy - Oil Field Services—0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	57,710
		Energy - Refining—0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	32,290
		Financial Institution - Banking—0.1%
100,000	[2,3]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 09/29/2049	102,500
2,000		Citigroup, Inc., Sr. Unsecd. Note, 5.125%, 5/05/2014	2,057
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	62,077
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,490
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	54,436
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	45,399
223,103	[2,3,4]	Regional Diversified Funding, Series 144A, 9.250%, 3/15/2030	143,785
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	47,951
		TOTAL	463,695
		Financial Institution - Brokerage—0.1%
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	33,376
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	115,580

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Brokerage—continued
$30,000		Nuveen Investments, Sr. Unsecd. Note, 5.50%, 9/15/2015	$29,850
		TOTAL	178,806
		Financial Institution - Finance Noncaptive—0.4%
184,000		American Express Co., 2.650%, 12/02/2022	168,263
830,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 01/18/2016	1,371,041
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	35,915
		TOTAL	1,575,219
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	54,103
		Financial Institution - Insurance - Life—0.2%
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	14,850
750,000	[2]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	839,998
		TOTAL	854,848
		Financial Institution - Insurance - P&C—0.1%
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,705
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 03/15/2014	102,135
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	42,019
		TOTAL	198,859
		Financial Institution - REITs—0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	50,184
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	44,308
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	104,020
40,000		Liberty Property LP, 6.625%, 10/01/2017	45,629
		TOTAL	244,141
		Foreign-Local-Government—0.1%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	63,865
290,000		Queensland Treasury Corp., 4.000%, 06/21/2019	257,887
		TOTAL	321,752
		Municipal Services—0.1%
140,000	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	136,172
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	99,098
		TOTAL	235,270
		Technology—0.1%
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	121,864
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	52,089
		TOTAL	173,953
		Transportation - Railroads—0.0%
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	54,902
		Transportation - Services—0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	86,214
		Utility - Electric—0.1%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	75,286
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	51,055
60,000	[2,3]	Electricite De France SA, Series 144A, 5.500%, 01/26/2014	61,124
39,281	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	42,090
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	58,792

Shares or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Electric—continued
$40,000	Progress Energy, Inc., 7.050%, 03/15/2019	$48,144
	TOTAL	336,491
	TOTAL CORPORATE BONDS (IDENTIFIED COST $7,207,635)	7,200,315
	FOREIGN GOVERNMENTS/AGENCIES—4.0%
	Sovereign—4.0%
940,000	Bonos Y Oblig Del Estado, 3.250%, 4/30/2016	1,267,614
670,000	Bonos Y Oblig Del Estado, Bond, 3.150%, 01/31/2016	901,763
300,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	397,526
660,000	Buoni Poliennali Del Tes, 2.750%, 12/01/2015	885,225
900,000	Buoni Poliennali Del Tes, 3.750%, 08/01/2016	1,234,019
900,000	Buoni Poliennali Del Tes, Bond, 4.25%, 2/01/2015	1,235,159
700,000	Canada, Government of, Bond, 4.000%, 06/01/2016	711,564
400,000	France, Government of, Bond, 3.500%, 04/25/2026	565,044
157,000,000	Japan, Government of, Series 105, 0.200%, 06/20/2017	1,599,256
183,000,000	Japan, Government of, Series 324, 0.100%, 01/15/2015	1,863,573
88,000,000	Japan, Government of, Series 327, 0.800%, 12/20/2022	904,819
78,000,000	Japan, Government of, Series 85, 2.100%, 03/20/2026	900,356
1,190,000	Kingdom of Denmark, 2.500%, 11/15/2016	223,834
5,150,000	Mex Bonos Desarr Fix Rate, Series M, 6.500%, 6/10/2021	394,112
620,000	Singapore, Government of, Sr. Unsecd. Note, 2.500%, 06/01/2019	507,150
3,520,000	Sweden, Government of, Series 1050, 3.000%, 7/12/2016	554,210
410,000	United Kingdom, Government of, 1.750%, 09/07/2022	592,693
75,000	United Mexican States, 6.625%, 03/03/2015	81,000
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	34,710
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $15,509,437)	14,853,627
	MORTGAGE-BACKED SECURITIES—0.1%
4,367	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	5,024
3,199	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	3,739
9,284	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	10,379
7,113	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	7,962
2,350	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	2,621
4,213	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	4,654
18,292	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	19,469
111	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	113
3,913	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	4,157
7,499	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	8,425
5,250	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	5,855
17,547	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	19,671
18,836	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	19,946
20,211	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	21,403
12,676	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	14,014
22,773	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	24,865
24,819	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	26,395
1,790	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	2,055
833	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	972
7,187	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	8,377
64	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	66
13,742	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	15,477

Shares or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$569		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	$625
48		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	56
20,552		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	22,704
8,311		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	9,180
9,301		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	10,137
19,153		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	20,606
14,852		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	17,243
8,489		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	9,888
18,463		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	21,262
30,360		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	34,983
812		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	921
3,041		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	3,573
4,060		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	4,622
429		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	504
336		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	382
8,052		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	9,314
6,643		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	7,564
1,170		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,347
8,895		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	10,365
7,307		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	8,403
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $380,276)	419,318
		MUNICIPAL—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	101,182
		U.S. TREASURY—2.1%
1,828,452	[6]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	1,860,217
1,645,000	[6,7]	United States Treasury Bill, 0.035%, 9/12/2013	1,644,993
1,000,000	[6,7]	United States Treasury Bill, 0.040%, 11/29/2013	999,946
2,570,000	[6,7]	United States Treasury Bill, 0.045%, 9/5/2013	2,569,997
950,000		United States Treasury Note, 1.875%, 6/30/2020	930,202
		TOTAL U.S. TREASURY (IDENTIFIED COST $8,076,058)	8,005,355
		INVESTMENT COMPANIES—40.4%[8]
904,111		Emerging Markets Fixed Income Core Fund	29,057,321
725,363		Federated InterContinental Fund, Institutional Shares	35,433,962
72,568,517	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	72,568,517
529,229		Federated Project and Trade Finance Core Fund	5,165,276
1,573,891		High Yield Bond Portfolio	10,308,988
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $151,694,111)	152,534,064
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $348,039,164)[10]	376,006,463
		OTHER ASSETS AND LIABILITIES - NET—0.5%[11]	2,029,375
		TOTAL NET ASSETS—100%	$378,035,838

At August 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1CAC40 10 Euro Short Futures	99	$3,896,640	September 2013	$123,432
1FTSE 100 Index Short Futures	7	$448,560	September 2013	$ (14,099)
1FTSE/MIB Index Short Futures	8	$667,560	September 2013	$ (34,887)
[1]Hang Seng Index Short Futures	29	$31,273,600	September 2013	$43,806
1KOSPI2 Index Short Futures	24	$3,011,400,000	September 2013	$ (81,126)
1MEX Bolsa Index Short Futures	209	$82,302,110	September 2013	$183,923
1MSCI Singapore IX ETS Short Futures	12	$825,840	September 2013	$5,397
1OMXS30 Index Short Futures	276	$33,547,800	September 2013	$206,250
[1]Swiss Market Index Short Futures	24	$1,864,800	September 2013	$ (9,216)
[1]United States Treasury Bonds 30-Year Short Futures	14	$1,846,688	December 2013	$ (21,250)
[1]United States Treasury Notes 2-Year Short Futures	55	$12,086,250	December 2013	$ (6,999)
[1]Amsterdam Index Long Futures	54	$3,918,780	September 2013	$ (231,414)
1DAX Index Long Futures	35	$7,102,813	September 2013	$ (93,669)
1IBEX 35 Index Long Futures	29	$2,405,521	September 2013	$ (174,526)
[1]Mini MSCI EAFE Long Futures	17	$1,437,945	September 2013	$ (46,894)
[1]Mini MSCI Emerging Market Long Futures	158	$7,246,670	September 2013	$ (167,609)
1MSCI Taiwan Index Long Futures	95	$2,680,900	September 2013	$60,325
[1]Russell 2000 Mini Long Futures	167	$16,868,670	September 2013	$ (570,113)
1S&P/TSX 60 Index Long Futures	61	$8,862,080	September 2013	$257,664
1S&P MidCap 400 E-Mini Long Futures	7	$828,030	September 2013	$ (42,309)
1S&P 500 Long Futures	16	$6,525,200	September 2013	$133,435
1SPI 200 Long Futures	57	7,293,150	September 2013	$391,757
[1]Topix Index Long Futures	8	88,200,000	September 2013	$(9,378)
[1]United States Treasury Bonds Ultra Long Long Futures	3	425,625	December 2013	$9,160
[1]United States Treasury Notes 5-Year Long Futures	68	8,138,219	December 2013	$24,816
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(63,524)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,157,426,582 and $679,187,590, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2013	1,200,000 Canadian Dollar	863,073 Euro	$(1,404)
9/3/2013	728,921 Euro	94,700,000 Japanese Yen	$ (1,127)
9/3/2013	750,000 Euro	97,530,000 Japanese Yen	$ (2,091)
9/3/2013	291,618 Euro	4,952,059 Mexican Peso	$14,782
9/3/2013	585,387 Euro	9,947,941 Mexican Peso	$29,125
9/3/2013	1,000,000 Euro	858,980 Pound Sterling	$ (9,512)
9/3/2013	1,000,000 Euro	859,190 Pound Sterling	$ (9,837)
9/3/2013	1,800,000 Euro	2,212,704 Swiss Franc	$869
9/3/2013	170,000 Euro	$224,764	$ (83)
9/3/2013	170,000 Euro	$226,126	$ (1,445)
9/3/2013	170,000 Euro	$226,600	$ (1,919)
9/3/2013	300,689 Euro	$400,199	$ (2,793)
9/3/2013	779,311 Euro	$1,042,827	$ (12,851)
9/3/2013	895,000 Euro	$1,198,422	$ (15,545)
10/3/2013	88,500,000 Japanese Yen	$899,239	$2,236
9/3/2013	2,570,000 Mexican Peso	$197,415	$ (5,064)
9/3/2013	2,650,000 Mexican Peso	$198,733	$ (394)
9/3/2013	5,300,000 Mexican Peso	$400,136	$ (3,459)
9/3/2013	750,000 Pound Sterling	113,072,250 Japanese Yen	$10,651
9/3/2013	730,000 Pound Sterling	$1,130,310	$971
9/3/2013	730,000 Pound Sterling	$1,135,099	$ (3,818)
9/3/2013	2,215,260 Swiss Franc	1,800,000 Euro	$1,878
9/3/2013	164,361 Swiss Franc	$176,734	$ (87)
9/3/2013	7,700,000 Swedish Krona	$1,180,529	$ (18,677)
Contracts Sold:
9/3/2013	59,725 Australian Dollar	$53,269	$110
9/3/2013	1,200,000 Canadian Dollar	864,423 Euro	$3,187
9/3/2013	67,551 Canadian Dollar	$64,102	$ (30)
9/3/2013	21,128 Danish Krone	$3,745	$2
9/3/2013	729,657 Euro	94,700,000 Japanese Yen	$155
9/3/2013	750,000 Euro	97,559,250 Japanese Yen	$2,389
9/3/2013	876,156 Euro	14,900,000 Mexican Peso	$ (42,786)
9/3/2013	1,000,000 Euro	857,770 Pound Sterling	$7,637
9/3/2013	1,000,000 Euro	858,970 Pound Sterling	$9,496
9/3/2013	170,000 Euro	$225,718	$1,037
9/3/2013	170,000 Euro	$226,598	$1,918
9/3/2013	170,000 Euro	$227,236	$2,555
9/3/2013	178,000 Euro	$238,127	$2,873
9/3/2013	377,718 Euro	$499,378	$166
9/3/2013	895,000 Euro	$1,198,145	$15,269
9/3/2013	902,000 Euro	$1,206,687	$14,558
9/3/2013	228,180 Hong Kong Dollar	$29,421	$ (5)
9/3/2013	143 Israeli Shekel	$39	$0
9/3/2013	9,767,687 Japanese Yen	$99,253	$ (229)
9/3/2013	169,235 Mexican Peso	$12,652	$ (15)
10/3/2013	2,650,000 Mexican Peso	$197,121	$342
9/3/2013	2,570,000 Mexican Peso	$199,669	$7,318
9/3/2013	2,650,000 Mexican Peso	$202,097	$3,759
9/3/2013	5,300,000 Mexican Peso	$391,925	$ (4,752)

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
9/3/2013	944,798 Norwegian Krone	$154,097	$ (286)
9/3/2013	150,000 Pound Sterling	22,717,800 Japanese Yen	$ (1,078)
9/3/2013	150,000 Pound Sterling	22,762,800 Japanese Yen	$ (619)
9/3/2013	150,000 Pound Sterling	22,853,400 Japanese Yen	$303
9/3/2013	300,000 Pound Sterling	45,357,600 Japanese Yen	$ (2,950)
9/3/2013	107,551 Pound Sterling	$166,511	$ (161)
9/3/2013	730,000 Pound Sterling	$1,132,245	$963
9/3/2013	730,000 Pound Sterling	$1,132,405	$1,124
9/3/2013	74,319 Singapore Dollar	$58,185	$ (78)
9/3/2013	383,691 Swedish Krona	$58,173	$278
9/3/2013	7,700,000 Swedish Krona	$1,170,618	$8,766
9/3/2013	59,835 Swiss Franc	$64,187	$ (121)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$1,501
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $78,812 and $75,632, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options contracts held by the Fund throughout the period was $168. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $2,637,360, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2013, these liquid restricted securities amounted to $1,796,607, which represented 0.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.00%, 1/28/2027	2/4/1998	$7,585	$755
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$839,998
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Issuer in default.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Discount rate at time of purchase.
8	Affiliated holdings.
9	7-day net yield.
10	At August 31, 2013, the cost of investments for federal tax purposes was $348,046,869. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) futures contracts was $27,959,594. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,356,808 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,397,214.
11	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of a the inputs used, as of August 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$122,352,698	$—	$—	$122,352,698
International	14,060,717	52,530,703[1]	—	66,591,420
Debt Securities:
Asset-Backed Security	—	96,981	—	96,981
Collateralized Mortgage Obligations	—	3,851,503[2]	—	3,851,503
Corporate Bonds	—	7,056,530	143,785	7,200,315
Foreign Governments/Agencies	—	14,853,627	—	14,853,627
Mortgage-Backed Securities	—	419,318	—	419,318
Municipal	—	101,182	—	101,182
U.S. Treasury	—	8,005,355	—	8,005,355
Investment Companies[3]	147,368,788	5,165,276	—	152,534,064
TOTAL SECURITIES	$283,782,203	$92,080,475	$143,785	$376,006,463
OTHER FINANCIAL INSTRUMENTS[4]	$(56,580)	$(5,443)	$—	$(62,023)
1	Includes $1,588,039 of an international common stock security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair value was obtained using valuation techniques utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Includes $995 of a collateralized mortgage obligations security transferred from Level 3 to Level 2 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
3	Emerging Markets Fixed Income Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
4	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013